[LOGO] EXCELSIOR FUNDS
Advised by U.S. TRUST



                                 MONEY MARKET
                                  PORTFOLIOS


                                 ANNUAL REPORT

                                March 31, 2003

                               TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
      LETTER TO SHAREHOLDERS........................................   1
      STATEMENTS OF ASSETS AND LIABILITIES..........................   2
      STATEMENTS OF OPERATIONS......................................   3
      STATEMENTS OF CHANGES IN NET ASSETS...........................   4
      FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS....   6
      PORTFOLIOS OF INVESTMENTS
         Money Fund.................................................   8
         Government Money Fund......................................   9
         Treasury Money Fund........................................  10
         Tax-Exempt Money Fund......................................  11
         New York Tax-Exempt Money Fund.............................  15
      NOTES TO FINANCIAL STATEMENTS.................................  17
      REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS.............  25
      DIRECTORS/TRUSTEES AND OFFICERS OF THE EXCELSIOR FUNDS COMPLEX  26
      FEDERAL TAX INFORMATION.......................................  30

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

.. Initial Purchase and Prospectus Information and Shareholder Services
  1-800-446-1012 (From overseas, call 617-483-7297)
.. Current Price and Yield Information 1-800-446-1012
.. Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

      Excelsior Funds
      P.O. Box 8529
      Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                            LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

May 30, 2003

Dear Shareholder:

On many levels, the fiscal year ended March 31, 2003 proved to be a highly challenging one.

Coping with the social, political and economic aftershocks of the September 11, 2001 terrorist attacks, the President implemented a Homeland Security Office and the United States continued its international war on terrorism and was actively engaged in a conflict with Iraq as the fiscal year came to a close. In the financial markets, corporate profits continued to fall and investors, already shaken by a series of corporate governance and accounting scandals, were leery about whether an economic recovery would be possible in the near-term. The Federal Reserve has continued to keep a close eye on the sputtering drivers of the U.S. economy, however, keeping short-term interest rates at historically low levels. In this environment, equity returns, both domestically and abroad, suffered for the third consecutive year. For many investors, the appropriate response to these conditions was to seek the relative safety of bonds and money market investments where returns - while modest - were at least positive.

In the near-term, there remains uncertainty as to the timing and breadth of an economic recovery here at home. Still, from a long-term perspective, we are confident in the ability of the U.S. economy and businesses to rebound - and provide reasonable returns to investors. In all times, but particularly during times of uncertainty, maintaining portfolio diversification and a sound investment plan continue to be the best ways for investors to pursue their investment objectives.

As always, we appreciate your confidence in selecting Excelsior to fulfill your investment needs. We remain committed to providing you with first-class investment products and are confident that our broad array of domestic and international equity as well as taxable and tax-exempt fixed-income funds will help you to meet your overall financial objectives.

                                          Sincerely,

                                          /s/  James L. Bailey

                                          James L. Bailey
                                          President

Excelsior Funds
Statements of Assets and Liabilities
March 31, 2003



                                                                                                      New York
                                                           Government     Treasury     Tax-Exempt    Tax-Exempt
                                               Money         Money         Money         Money         Money
                                               Fund           Fund          Fund          Fund          Fund
                                          --------------  ------------  ------------ -------------- ------------
ASSETS:
 Investments, at cost -- see accompanying
  portfolios............................. $2,338,415,349  $595,109,429  $573,119,801 $2,277,498,422 $547,732,198
                                          ==============  ============  ============ ============== ============
 Investments, at value (Note 1).......... $2,338,415,349  $595,109,429  $573,119,801 $2,277,498,422 $547,732,198
 Interest receivable.....................        355,461        11,771        11,190      6,216,030    1,494,020
 Receivable for fund shares sold.........            100       125,000            --             --           --
                                          --------------  ------------  ------------ -------------- ------------
  Total Assets...........................  2,338,770,910   595,246,200   573,130,991  2,283,714,452  549,226,218
LIABILITIES:
 Payable for dividends declared..........      1,822,322       468,700       250,857      1,467,428      331,777
 Payable for fund shares redeemed........             --            --       629,872             --           --
 Investment advisory fees payable
  (Note 2)...............................         69,954       130,921       131,918        320,576      132,800
 Administration fees payable (Note 2)....        226,763        66,492        53,634        217,145       52,634
 Shareholder servicing fees payable
  (Note 2)...............................        397,399        17,420        12,906        168,002        4,506
 Directors' fees payable (Note 2)........          6,353         1,628         1,256          8,284        2,097
 Due to custodian bank...................             --            --            --         52,364       68,955
 Accrued expenses and other payables.....        270,483        64,889        52,512        218,003       59,347
                                          --------------  ------------  ------------ -------------- ------------
  Total Liabilities......................      2,793,274       750,050     1,132,955      2,451,802      652,116
                                          --------------  ------------  ------------ -------------- ------------
NET ASSETS............................... $2,335,977,636  $594,496,150  $571,998,036 $2,281,262,650 $548,574,102
                                          ==============  ============  ============ ============== ============
NET ASSETS consist of:
 Accumulated net realized gain (loss) on
  investments............................ $      (27,148) $    (29,321) $      3,323 $      310,922 $     11,642
 Par value (Note 4)......................      2,336,201       594,591       572,005      2,281,202      548,563
 Paid-in capital in excess of par value..  2,333,668,583   593,930,880   571,422,708  2,278,670,526  548,013,897
                                          --------------  ------------  ------------ -------------- ------------
Total Net Assets......................... $2,335,977,636  $594,496,150  $571,998,036 $2,281,262,650 $548,574,102
                                          ==============  ============  ============ ============== ============
Net Assets:
 Shares.................................. $1,787,851,507  $594,496,150  $571,998,036 $2,281,262,650 $548,574,102
 Institutional Shares....................    548,126,129            --            --             --           --
Shares of Common Stock Outstanding
 (Note 4):
 Shares..................................  1,788,079,720   594,591,327   572,004,840  2,281,201,577  548,563,370
 Institutional Shares....................    548,121,035            --            --             --           --
NET ASSET VALUE PER SHARE:
 Shares..................................          $1.00         $1.00         $1.00          $1.00        $1.00
                                                   =====         =====         =====          =====        =====
 Institutional Shares....................          $1.00            --            --             --           --
                                                   =====            =             =              =            =


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Operations
Year Ended March 31, 2003



                                                                                                 New York
                                                           Government   Treasury    Tax-Exempt  Tax-Exempt
                                                Money        Money       Money        Money       Money
                                                Fund          Fund        Fund         Fund        Fund
                                             -----------  -----------  ----------  -----------  ----------
INVESTMENT INCOME:
 Interest income............................ $40,953,824  $11,358,338  $8,974,816  $32,913,850  $7,905,865
                                             -----------  -----------  ----------  -----------  ----------
EXPENSES:
 Investment advisory fees (Note 2)..........   5,011,496    1,791,117   1,745,914    6,034,469   1,664,315
 Administration fees (Note 2)...............   3,963,754      947,080     869,577    3,619,501     892,096
 Shareholder servicing fees -- Shares
  (Note 2)..................................     672,331      308,040     219,291    2,829,584      75,848
 Shareholder servicing fees -- Institutional
  Shares (Note 2)...........................     589,496           --          --           --          --
 Legal and audit fees.......................     226,625      120,519      97,251      310,939     100,341
 Custodian fees.............................     167,498       33,069      22,634       94,163      44,309
 Transfer agent fees........................     142,302       43,716      31,447       78,006      24,205
 Registration and filing fees...............      51,424       21,327      23,105       49,091      16,232
 Shareholder reports........................      46,181       15,035      12,435       37,232      10,461
 Directors' fees and expenses (Note 2)......      42,525       25,153      16,484       88,268      27,823
 Miscellaneous expenses.....................     106,355       40,837      42,958       82,328      44,383
                                             -----------  -----------  ----------  -----------  ----------
  Total Expenses............................  11,019,987    3,345,893   3,081,096   13,223,581   2,900,013
 Fees waived and reimbursed by:
  Investment adviser (Note 2)...............  (1,352,873)    (293,488)   (203,050)  (2,868,380)    (15,227)
  Administrators (Note 2)...................    (930,144)    (291,759)   (236,006)    (982,902)   (240,614)
                                             -----------  -----------  ----------  -----------  ----------
  Net Expenses..............................   8,736,970    2,760,646   2,642,040    9,372,299   2,644,172
                                             -----------  -----------  ----------  -----------  ----------
NET INVESTMENT INCOME.......................  32,216,854    8,597,692   6,332,776   23,541,551   5,261,693
                                             -----------  -----------  ----------  -----------  ----------
REALIZED GAIN ON INVESTMENTS
 (NOTE 1):
 Net realized gain on security transactions.         900        3,572       3,323      331,711      53,989
                                             -----------  -----------  ----------  -----------  ----------
 Net increase in net assets resulting from
  operations................................ $32,217,754  $ 8,601,264  $6,336,099  $23,873,262  $5,315,682
                                             ===========  ===========  ==========  ===========  ==========


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Changes in Net Assets



                                                                                                           New York
                                                            Government      Treasury      Tax-Exempt      Tax-Exempt
                                               Money          Money          Money          Money           Money
                                               Fund            Fund           Fund           Fund            Fund
                                          --------------  --------------  ------------  --------------  -------------
Year Ended March 31, 2003
Net investment income.................... $   32,216,854  $    8,597,692  $  6,332,776  $   23,541,551  $   5,261,693
Net realized gain on security
 transactions............................            900           3,572         3,323         331,711         53,989
                                          --------------  --------------  ------------  --------------  -------------
Net increase in net assets resulting from
 operations..............................     32,217,754       8,601,264     6,336,099      23,873,262      5,315,682
Distributions to shareholders:
 From net investment income
  Shares.................................    (22,588,431)     (8,291,220)   (6,364,693)    (23,466,099)    (5,188,979)
  Institutional Shares...................     (9,382,533)             --            --              --             --
 From net realized gain on investments...             --              --            --         (24,155)       (23,128)
                                          --------------  --------------  ------------  --------------  -------------
    Total distributions..................    (31,970,964)     (8,291,220)   (6,364,693)    (23,490,254)    (5,212,107)
                                          --------------  --------------  ------------  --------------  -------------
Increase (decrease) in net assets from
 fund share transactions (Note 4):
  Shares.................................    (14,462,035)   (201,100,703)  (32,254,682)   (241,575,086)  (147,622,258)
  Institutional Shares...................    238,227,587              --            --              --             --
                                          --------------  --------------  ------------  --------------  -------------
    Total from fund share transactions...    223,765,552    (201,100,703)  (32,254,682)   (241,575,086)  (147,622,258)
                                          --------------  --------------  ------------  --------------  -------------
Net increase (decrease) in net assets....    224,012,342    (200,790,659)  (32,283,276)   (241,192,078)  (147,518,683)
NET ASSETS:
 Beginning of year.......................  2,111,965,294     795,286,809   604,281,312   2,522,454,728    696,092,785
                                          --------------  --------------  ------------  --------------  -------------
 End of year (1)......................... $2,335,977,636  $  594,496,150  $571,998,036  $2,281,262,650  $ 548,574,102
                                          ==============  ==============  ============  ==============  =============
--------
 (1)Including undistributed net
    investment income....................             --              --            --              --             --
                                          ==============  ==============  ============  ==============  =============
Year Ended March 31, 2002
Net investment income.................... $   58,507,806  $   30,942,703  $ 14,637,123  $   45,909,544  $  11,679,394
Net realized gain (loss) on security
 transactions............................        (11,454)         35,114         2,584         397,200         (2,730)
                                          --------------  --------------  ------------  --------------  -------------
Net increase in net assets resulting from
 operations..............................     58,496,352      30,977,817    14,639,707      46,306,744     11,676,664
Distributions to shareholders:
 From net investment income
  Shares.................................    (50,148,834)    (31,248,835)  (14,632,204)    (45,993,092)   (11,756,488)
  Institutional Shares...................     (8,607,316)             --            --              --             --
 From net realized gain on investments...             --              --            --        (279,359)            --
                                          --------------  --------------  ------------  --------------  -------------
    Total distributions..................    (58,756,150)    (31,248,835)  (14,632,204)    (46,272,451)   (11,756,488)
                                          --------------  --------------  ------------  --------------  -------------
Increase (decrease) in net assets from
 fund share transactions (Note 4):
 Shares..................................    (88,710,220)   (677,001,969)  (11,651,993)    (94,908,701)    13,727,618
 Institutional Shares....................     27,234,357              --            --              --             --
                                          --------------  --------------  ------------  --------------  -------------
    Total from fund share transactions...    (61,475,863)   (677,001,969)  (11,651,993)    (94,908,701)    13,727,618
                                          --------------  --------------  ------------  --------------  -------------
Net increase (decrease) in net assets....    (61,735,661)   (677,272,987)  (11,644,490)    (94,874,408)    13,647,794
NET ASSETS:
 Beginning of year.......................  2,173,700,955   1,472,559,796   615,925,802   2,617,329,136    682,444,991
                                          --------------  --------------  ------------  --------------  -------------
 End of year (2)......................... $2,111,965,294  $  795,286,809  $604,281,312  $2,522,454,728  $ 696,092,785
                                          ==============  ==============  ============  ==============  =============
--------
 (2)Including undistributed
    (distributions in excess of) net
    investment income.................... $     (245,890) $     (306,472) $     29,332  $      (81,562) $     (77,094)
                                          ==============  ==============  ============  ==============  =============


                       See Notes to Financial Statements

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

Excelsior Funds
Financial Highlights -- Selected Per Share Data and Ratios



For a Fund share outstanding throughout each period.
                                                                                   Dividends  Distributions
                             Net Asset Value,    Net      Net Realized  Total From  From Net    From Net
                               Beginning of   Investment  Gain (Loss)   Investment Investment Realized Gain
                                  Period        Income   on Investments Operations   Income   on Investment
                             ---------------- ---------- -------------- ---------- ---------- -------------
MONEY FUND
 Shares -- (5/3/85*)
 Year Ended March 31,
 1999.......................      $1.00        $0.04901           --     $0.04901  $(0.04901)          --
 2000.......................       1.00         0.05005           --      0.05005   (0.05005)          --
 2001.......................       1.00         0.05804           --      0.05804   (0.05804)          --
 2002.......................       1.00         0.02741    $ 0.00010      0.02751   (0.02751)          --
 2003.......................       1.00         0.01255     (0.00010)     0.01245   (0.01245)          --
GOVERNMENT MONEY FUND -- (5/8/85*)
 Year Ended March 31,
 1999.......................      $1.00        $0.04838           --     $0.04838  $(0.04838)          --
 2000.......................       1.00         0.05004           --      0.05004   (0.05004)          --
 2001.......................       1.00         0.05752           --      0.05752   (0.05752)          --
 2002.......................       1.00         0.02585    $ 0.00038      0.02623   (0.02623)          --
 2003.......................       1.00         0.01199     (0.00039)     0.01160   (0.01160)          --
TREASURY MONEY FUND -- (2/13/91*)
 Year Ended March 31,
 1999.......................      $1.00        $0.04543    $ 0.00002     $0.04545  $(0.04545)          --
 2000.......................       1.00         0.04560           --      0.04560   (0.04560)          --
 2001.......................       1.00         0.05339           --      0.05339   (0.05339)          --
 2002.......................       1.00         0.02451     (0.00002)     0.02449   (0.02449)          --
 2003.......................       1.00         0.01085      0.00004      0.01089   (0.01089)          --
TAX-EXEMPT MONEY FUND -- (5/24/85*)
 Year Ended March 31,
 1999.......................      $1.00        $0.02911           --     $0.02911  $(0.02911)          --
 2000.......................       1.00         0.02946    $(0.00001)     0.02945   (0.02945)          --
 2001.......................       1.00         0.03580           --      0.03580   (0.03580)          --
 2002.......................       1.00         0.01862      0.00013      0.01875   (0.01865)   $(0.00010)
 2003.......................       1.00         0.00967     (0.00002)     0.00965   (0.00964)    (0.00001)
NEW YORK TAX-EXEMPT MONEY FUND -- (8/3/98*)
 Period Ended March 31, 1999      $1.00        $0.01711           --     $0.01711  $(0.01711)          --
 Year Ended March 31,
 2000.......................       1.00         0.02809           --      0.02809   (0.02809)          --
 2001.......................       1.00         0.03431           --      0.03431   (0.03431)          --
 2002.......................       1.00         0.01758    $ 0.00011      0.01769   (0.01769)          --
 2003.......................       1.00         0.00884     (0.00007)     0.00877   (0.00873)   $(0.00004)

* Commencement of Operations
(1)Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2)Not Annualized
(3)Annualized


                      See Notes to Financial Statements.


                                                              Ratio of Net      Ratio of Gross      Ratio of Net
                                                           Operating Expenses Operating Expenses     Investment       Fee
    Total     Net Asset Value,  Total     Net Assets, End      to Average         to Average         Income to      Waivers
Distributions  End of Period    Return   of Period (000's)     Net Assets       Net Assets(1)    Average Net Assets (Note 2)
------------- ---------------- ------    ----------------- ------------------ ------------------ ------------------ --------

  $(0.04901)       $1.00        5.01%       $  973,668            0.48%              0.52%              4.85%       $0.00049
   (0.05005)        1.00        5.08%        1,467,183            0.47%              0.58%              5.05%        0.00104
   (0.05804)        1.00        5.96%        1,891,042            0.47%              0.71%              5.84%        0.00238
   (0.02751)        1.00        2.79%        1,802,136            0.44%              0.74%              2.76%        0.00295
   (0.01245)        1.00        1.25%        1,787,852            0.39%              0.43%              1.25%        0.00033

  $(0.04838)       $1.00        4.95%       $  641,831            0.47%              0.50%              4.85%       $0.00029
   (0.05004)        1.00        5.08%          772,690            0.47%              0.50%              5.01%        0.00035
   (0.05752)        1.00        5.91%        1,427,560            0.46%              0.48%              5.76%        0.00029
   (0.02623)        1.00        2.65%          795,287            0.43%              0.49%              2.72%        0.00063
   (0.01160)        1.00        1.17%          594,496            0.39%              0.47%              1.21%        0.00082

  $(0.04545)       $1.00        4.64%       $  499,217            0.52%              0.55%              4.55%       $0.00029
   (0.04560)        1.00        4.62%          525,394            0.51%              0.53%              4.58%        0.00021
   (0.05339)        1.00        5.47%          615,926            0.50%              0.55%              5.35%        0.00046
   (0.02449)        1.00        2.48%          604,281            0.48%              0.54%              2.42%        0.00062
   (0.01089)        1.00        1.09%          571,998            0.45%              0.53%              1.08%        0.00075

  $(0.02911)       $1.00        2.95%       $1,503,069            0.46%              0.52%              2.91%       $0.00059
   (0.02945)        1.00        2.96%        2,051,108            0.46%              0.52%              2.97%        0.00066
   (0.03580)        1.00        3.64%        2,617,329            0.45%              0.53%              3.59%        0.00075
   (0.01875)        1.00        1.89%        2,522,455            0.44%              0.58%              1.85%        0.00136
   (0.00965)        1.00        0.97%        2,281,263            0.39%              0.54%              0.97%        0.00158

  $(0.01711)       $1.00        1.72%(2)    $  305,719            0.47%(3)           0.79%(3)           2.24%(3)    $0.00219

   (0.02809)        1.00        2.82%          421,393            0.54%              0.71%              2.84%        0.00174
   (0.03431)        1.00        3.49%          682,445            0.51%              0.72%              3.43%        0.00214
   (0.01769)        1.00        1.78%          696,093            0.48%              0.71%              1.76%        0.00228
   (0.00877)        1.00        0.88%          548,574            0.44%              0.49%              0.89%        0.00043



                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2003
Money Fund


 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
------------                                                    ----  ------------
CERTIFICATE OF DEPOSIT -- 4.28%
$100,000,000 Canadian Imperial Bank of Commerce,
              06/30/03 (Cost $100,000,000)..................... 1.24% $100,000,000

                                                                      ------------
COMMERCIAL PAPER -- 40.39%
  55,000,000 American Express, Discount Note, 04/02/03......... 1.29    54,998,029
  50,000,000 Coca-Cola Co., Discount Note, 06/13/03............ 1.20    49,878,333
 100,000,000 Falcon Asset Securities Corp., Discount Note,
              04/03/03......................................... 1.27    99,992,945
 100,000,000 General Electric Co., Discount Note, 05/13/03..... 1.23    99,856,500
 100,000,000 Goldman Sachs Group Inc., Discount Note, 08/06/03. 1.27    99,551,972
 100,000,000 Halifax, plc, Discount Note, 04/10/03............. 1.28    99,968,000
 100,000,000 Household Finance Corp., Discount Note, 04/16/03.. 1.63    99,932,083
  40,000,000 International Lease Finance, Co., Discount Note,
              06/23/03......................................... 1.15    39,893,945
 100,000,000 Merck & Co., Discount Note, 05/01/03.............. 1.22    99,898,333
 100,000,000 Morgan Stanley, Discount Note, 05/21/03........... 1.23    99,829,167
 100,000,000 New Center Asset Trust, Discount Note, 06/11/03... 1.20    99,763,333

                                                                      ------------
             TOTAL COMMERCIAL PAPER (Cost $943,562,640)........        943,562,640

                                                                      ------------
CORPORATE BONDS -- 4.29%
  45,000,000 #American Express Credit, MTN, Series B, 11/10/03. 1.40    45,023,804
  55,000,000 #International Lease Finance Corp., MTN, Series
              M, 11/03/03...................................... 2.25    55,230,327

                                                                      ------------
             TOTAL CORPORATE BONDS (Cost $100,254,131).........        100,254,131

                                                                      ------------

 Principal                                                                Value
  Amount                                                        Rate     (Note 1)
------------                                                    ----  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 50.20%
             Federal Home Loan Bank, Discount Note,
$200,000,000  05/16/03......................................... 1.15% $  199,712,500
 200,000,000  06/13/03......................................... 1.15     199,535,639
             Federal Home Loan Mortgage Corporation, Discount
              Note,
 100,000,000  06/12/03......................................... 1.15      99,770,000
 100,000,000  06/27/03......................................... 1.23      99,702,750
             Federal National Mortgage Association, Discount
              Note,
 200,000,000  05/28/03......................................... 1.24     199,607,333
 300,000,000  06/04/03......................................... 1.23     299,344,000
  75,000,000 Student Loan Marketing Association, 04/01/03...... 1.05      75,000,000

                                                                      --------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost
              $1,172,672,222)..................................        1,172,672,222

                                                                      --------------
  Shares
------------
OTHER SHORT-TERM INVESTMENT -- 0.94%
  21,926,356 Dreyfus Government Cash Management Fund (Cost
              $21,926,356).....................................           21,926,356

                                                                      --------------

TOTAL INVESTMENTS (Cost $2,338,415,349*).......... 100.10% $2,338,415,349
OTHER ASSETS & LIABILITIES (NET)..................  (0.10)     (2,437,713)
                                                   ------  --------------
NET ASSETS........................................ 100.00% $2,335,977,636
                                                   ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of March 31, 2003. Discount Note--The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.
MTN--Medium Term Note
plc--public limited company


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2003
Government Money Fund


 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
------------                                                    ----  ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.21%
             Federal Farm Credit Bank, Discount Note,
$ 68,000,000  04/07/03......................................... 1.22% $ 67,986,173
  37,000,000  04/14/03......................................... 1.19    36,984,100
             Federal Home Loan Bank, Discount Note,
 200,000,000  06/04/03......................................... 1.23   199,564,445
 200,000,000  06/11/03......................................... 1.11   199,552,306
  80,000,000 Federal Home Loan Mortgage Corporation, Discount
              Note, 06/30/03................................... 1.16    79,769,000

                                                                      ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (Cost $583,856,024)..............................        583,856,024

                                                                      ------------

                                                                         Value
  Shares                                                                (Note 1)
----------                                                            ------------
OTHER SHORT-TERM INVESTMENT -- 1.89%
11,253,405 Dreyfus Treasury Prime Cash Management Fund
            (Cost $11,253,405)...............................         $ 11,253,405

                                                                      ------------
TOTAL INVESTMENTS
 (Cost $595,109,429*)........................................ 100.10% $595,109,429
OTHER ASSETS & LIABILITIES (NET).............................  (0.10)     (613,279)
                                                              ------  ------------
NET ASSETS................................................... 100.00% $594,496,150
                                                              ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
Discount Note--The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2003
Treasury Money Fund


 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
------------                                                    ----  ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 97.78%
             Federal Farm Credit Bank, Discount Note,
$ 25,000,000  04/10/03......................................... 1.20% $ 24,992,500
  13,000,000  04/14/03......................................... 1.19    12,994,414
  35,000,000  06/13/03......................................... 1.14    34,919,092
             +United States Treasury Bills,
 250,000,000  04/17/03......................................... 1.15   249,871,944
  37,000,000  04/24/03......................................... 1.13    36,973,406
 200,000,000  06/19/03......................................... 1.12   199,509,542

                                                                      ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost
              $559,260,898)....................................        559,260,898

                                                                      ------------

                                                                     Value
  Shares                                                            (Note 1)
----------                                                        ------------
OTHER SHORT-TERM INVESTMENT -- 2.42%
13,858,903 Dreyfus Treasury Prime Cash Management Fund (Cost
            $13,858,903).....................................     $ 13,858,903

                                                              -   ------------

TOTAL INVESTMENTS (Cost $573,119,801*)............ 100.20% $573,119,801
OTHER ASSETS & LIABILITIES (NET)..................  (0.20)   (1,121,765)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $571,998,036
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ The rate shown is the effective yield at time of purchase.
Discount Note--The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2003
Tax-Exempt Money Fund


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 82.33%
$11,000,000 +Alaska State, Housing Finance Authority, State
             Capital Project, Revenue Bonds, Series C,
             (MBIA), 1.125%, 07/01/22......................... $ 11,000,000
 10,000,000 +Atlanta, Georgia, Water & Waste Authority,
             Revenue Bonds, Series B, (FSA), 1.150%, 11/01/38.   10,000,000
 27,100,000 Baltimore, Maryland, Commercial Paper, 1.050%,
             09/08/03.........................................   27,100,000
            Burke County, Georgia, Commercial Paper,
 32,500,000  1.050%, 04/07/03.................................   32,500,000
 12,400,000  1.050%, 05/21/03.................................   12,400,000
  3,300,000 +Carbon County, Wyoming, Pollution Control, Amoco
             Project, Revenue Bonds, 1.600%, 11/01/14.........    3,300,000
 30,000,000 Charleston County, South Carolina, School
             District, Tax Anticipation Notes, 2.500%,
             04/15/03.........................................   30,013,339
 44,430,000 +Charlotte, North Carolina, Water & Sewer System,
             Revenue Bonds, Series B, 1.150%, 07/01/27........   44,430,000
 11,400,000 +Chicago, Illinois, Board of Education, General
             Obligation Bonds, Series D, (FSA), 1.150%,
             03/01/32.........................................   11,400,000
 10,500,000 +Chicago, Illinois, Metropolitan Water
             Reclamation District Project, General Obligation
             Bonds, Series A, 1.100%, 12/01/31................   10,500,000
 16,000,000 Chicago, Illinois, Park District, Tax
             Anticipation Warrants, 3.000%, 05/01/03..........   16,018,832
 20,595,000 +Chicago, Illinois, Sales Tax, Revenue Bonds,
             (FGIC), 1.200%, 01/01/34.........................   20,595,000
 11,100,000 City & County of Honolulu, Hawaii, Commercial
             Paper, 1.050%, 05/07/03..........................   11,100,000
 15,000,000 +Cleveland, Ohio, Waterworks Revenue Authority,
             Revenue Bonds, Series L, (FGIC), 1.100%, 01/01/33   15,000,000
  6,940,000 +Colorado State, Regional Transportation
             District, Sales Tax, Revenue Bonds, Series 679,
             (AMBAC), 1.210%, 11/01/21........................    6,940,000
 15,000,000 Commonwealth of Massachusetts, Commercial
             Paper, 1.150%, 04/21/03..........................   15,000,000
  5,300,000 +Curators of University of Missouri, Systems
             Authority, Series B, 1.200%, 11/01/30............    5,300,000
  7,510,000 +Dallas, Texas, General Obligation Bonds, 1.210%,
             02/15/15.........................................    7,510,000
 18,000,000 +Detroit, Michigan, Sewage Disposal, Revenue
             Bonds, Series A, (MBIA), 1.150%, 07/01/23........   18,000,000

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$39,240,000 +Detroit, Michigan, Sewage Disposal, Revenue
             Bonds, Series C-1, (FSA), 1.150%, 07/01/27....... $ 39,240,000
 51,805,000 +Detroit, Michigan, Sewage Disposal, Revenue
             Bonds, Series C-2, (FGIC), 1.150%, 07/01/29......   51,805,000
 24,000,000 +District of Columbia, General Obligation Bonds,
             Series D, (FGIC), 1.150%, 06/01/29...............   24,000,000
 19,700,000 +District of Columbia, Multimodal-JFK Center,
             Revenue Bonds, (AMBAC), 1.150%, 10/01/29.........   19,700,000
 10,000,000 District of Columbia, Water & Sewer Authority,
             Commercial Paper, Series B, 1.050%, 06/11/03.....   10,000,000
 13,665,000 +Florida State, Board of Education, General
             Obligation Bonds, Series 374, 1.210%, 06/01/22...   13,665,000
 17,000,000 Gainesville, Florida, Commercial Paper, 1.050%,
             04/08/03.........................................   17,000,000
 15,000,000 +Gwinnett County, Georgia, Development Authority,
             Civic & Cultural Project, Revenue Bonds, 1.100%,
             09/01/31.........................................   15,000,000
 10,420,000 +Hawaii State, Munitops Certificates Trust,
             General Obligation Bonds, (FSA), 1.260%, 07/01/10   10,420,000
  5,000,000 Houston, Texas, Commercial Paper,
             Series A, 1.050%, 04/07/03.......................    5,000,000
            Illinois State, Revenue Anticipation
 25,000,000  Certificates, 3.000%, 04/15/03...................   25,015,645
 16,000,000  2.500%, 05/15/03.................................   16,022,002
 31,500,000 Intermountain Power Agency, Utah, Commercial
             Paper, 1.050%, 08/15/03..........................   31,500,000
 23,000,000 Intermountain Power Agency, Utah, Commercial
             Paper, Series 97B, 1.050%, 04/10/03..............   23,000,000
  5,685,000 +Intermountain Power Agency, Utah, Revenue Bonds,
             Series F, (AMBAC), 1.250%, 07/01/18..............    5,685,000
 10,000,000 +Jacksonville, Florida, Commercial Paper, Series
             C-1, 1.150%, 04/10/03............................   10,000,000
  1,595,000 +Jacksonville, Florida, Electric Authority,
             Revenue Bonds, Series 127, 1.210%, 10/01/32......    1,595,000
 22,500,000 +Jacksonville, Florida, Electric Authority,
             Revenue Bonds, Sub-Series F, 1.200%, 10/01/30....   22,500,000
  8,505,000 +Jacksonville, Florida, Water & Sewer System,
             Revenue Bonds, Series N-8, 1.320%, 10/01/23......    8,505,000
 12,500,000 +Jefferson County, Alabama, Water & Sewer,
             Revenue Bonds, Series A, (FGIC), 1.200%, 02/01/42   12,500,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2003
Tax-Exempt Money Fund -- (continued)


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$19,100,000 +Kansas State, Department of Highway
             Transportation, Revenue Bonds, Series
             B-3, 1.150%, 09/01/19............................ $ 19,100,000
 10,000,000 +Kansas State, Department of Highway
             Transportation, Revenue Bonds, Series
             C-1, 1.150%, 09/01/19............................   10,000,000
 25,400,000 +King County, Washington, Sewer Authority,
             Revenue Bonds, 1.050%, 07/16/03..................   25,400,000
  5,950,000 +Lincoln County, Wyoming, Pollution
             Control, Amoco Project, Revenue Bonds, 1.400%,
             10/01/12.........................................    5,950,000
 12,500,000 +Loudoun County, Virginia, Industrial Development
             Authority, Howard Hughes Medical Project,
             Revenue Bonds, Series F, 1.100%, 02/15/38........   12,500,000
 35,900,000 +Massachusetts State, General Obligation Bonds,
             Series A, 1.150%, 09/01/16.......................   35,900,000
 17,300,000 +Mecklenburg County, North Carolina, General
             Obligation Bonds, Series 1996B, 1.100%, 03/01/15.   17,300,000
 23,600,000 +Mecklenburg County, North Carolina, General
             Obligation Bonds, Series 1996C, 1.100%, 03/01/14.   23,600,000
 39,300,000 +Metropolitan Government Nashville & Davidson
             County, Health & Educational Facilities Board,
             Revenue Bonds, Series A, 1.100%, 10/01/30........   39,300,000
 20,500,000 Michigan State, Building Authority, Commercial
             Paper, 1.050%, 04/03/03..........................   20,500,000
 52,785,000 +Michigan State, Building Authority, Multimodal
             Facilities Program, Revenue Bonds, 1.150%,
             10/15/37.........................................   52,785,000
 25,000,000 +Michigan State, Building Authority, Revenue
             Bonds, 1.100%, 10/15/36..........................   25,000,000
 10,000,000 Michigan State, Commercial Paper, 1.050%, 06/03/03   10,000,000
  8,500,000  1.350%, 08/26/03.................................    8,500,000
 18,405,000 +Michigan State, Municipal Board Authority,
             Revenue Bonds, Series 718, 1.210%, 10/01/20......   18,405,000
 10,000,000 +Michigan State, Technological University,
             Revenue Bonds, Series A, (AMBAC), 1.150%,
             10/01/18.........................................   10,000,000
  8,565,000 +Michigan State, Trunk Line, Revenue Bonds,
             Series 569, (FSA), 1.210%, 11/01/13..............    8,565,000
  8,540,000 +Minneapolis, Minnesota, Convention Center
             Project, General Obligation Bonds, 1.200%,
             12/01/18.........................................    8,540,000

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$ 8,000,000 +Missouri State, Health & Educational Facilities
             Authority, Washington University, Revenue Bonds,
             Series B, 1.200%, 03/01/40....................... $  8,000,000
 17,000,000 Montgomery County, Maryland, Commercial
             Paper, 1.050%, 05/08/03..........................   17,000,000
 10,500,000 New Hampshire State, Commercial Paper, 1.050%,
             05/07/03.........................................   10,500,000
  5,500,000 +New York City, New York, General Obligation
             Bonds, Sub-Series H-2, 1.250%, 08/01/13..........    5,500,000
 35,000,000 New York City, New York, Revenue Anticipation
             Notes, 2.500%, 04/11/03..........................   35,010,690
 10,000,000 +New York City, New York, Transitional Finance
             Authority, New York City Recovery Project,
             Revenue Bonds, Series 1-Sub 1A, 1.150%, 11/01/22.   10,000,000
  9,150,000 +New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Sub- Series
             2F, 1.200%, 11/01/22.............................    9,150,000
            New York State, Commercial Paper,
  4,200,000  1.050%, 04/04/03.................................    4,200,000
 11,900,000  1.050%, 09/05/03.................................   11,900,000
  4,000,000  1.050%, 11/10/03.................................    4,000,000
 15,000,000 +New York State, Local Government Assistance,
             Revenue Bonds, Series A-5V, (FSA), 1.100%,
             04/01/20.........................................   15,000,000
 36,000,000 +North Carolina State, General Obligation Bonds,
             Series D, 1.100%, 06/01/19.......................   36,000,000
  3,910,000 +Ohio State, Building Authority, Revenue Bonds,
             Series 266, 1.210%, 04/01/09.....................    3,910,000
 27,100,000 +Ohio State, Infrastructure Import, General
             Obligation Bonds, Series B, 1.100%, 08/01/21.....   27,100,000
 45,000,000 +Ohio State, Infrastructure Improvement Bonds,
             General Obligation Bonds, Series D, 1.100%,
             02/01/19.........................................   45,000,000
            +Oklahoma State, Water Resource Board, Revenue
             Bonds,
  3,600,000  1.100%, 09/01/26.................................    3,600,000
 28,265,000  1.100%, 09/01/32.................................   28,265,000
 20,000,000 Omaha, Nebraska, Commercial Paper, 1.070%,
             08/11/03.........................................   20,000,000
 10,000,000 +Palm Beach County, Florida, School Board
             Certificate of Participation, Series B,
             (FSA), 1.100%, 08/01/27..........................   10,000,000
 40,640,000 +Pennsylvania State University, Revenue Bonds,
             Series A, 1.140%, 04/01/31.......................   40,640,000
 35,000,000 +Pennsylvania State, Turnpike Commission, Revenue
             Bonds, Series A-2, 1.150%, 12/01/30..............   35,000,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2003
Tax-Exempt Money Fund -- (continued)


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$ 5,000,000 Puerto Rico, Tax & Revenue Anticipation
             Notes, 2.500%, 07/30/03.......................... $  5,018,602
  3,875,000 +Round Rock, Texas, Independent School District,
             General Obligation Bonds, Series
             578, 1.210%, 08/01/20............................    3,875,000
            Salt River, Arizona, Commercial Paper,
 15,000,000  1.050%, 04/09/03.................................   15,000,000
 29,100,000  1.070%, 05/06/03.................................   29,100,000
            Salt River, Arizona, Commercial Paper, Series B,
 21,800,000  1.050%, 04/08/03.................................   21,800,000
 10,000,000  1.050%, 04/09/03.................................   10,000,000
            San Antonio, Texas, Commercial Paper,
 38,000,000  1.050%, 05/16/03.................................   38,000,000
  6,900,000  1.050%, 05/21/03.................................    6,900,000
 15,000,000 San Antonio, Texas, Gas & Electric Authority,
             Commercial Paper, Series A, 1.050%, 05/15/03.....   15,000,000
 26,560,000 +Snohomish County, Washington, Public Utilities
             Authority, District No. 1 Generation System,
             Revenue Bonds, (MBIA), 1.250%, 01/01/25..........   26,560,000
  8,400,000 +Snohomish County, Washington, Public Utilities
             Authority, District No. 1 Generation System,
             Revenue Bonds, Series A-1, (FSA), 1.100%,
             12/01/19.........................................    8,400,000
 39,000,000 St. James Parish, Louisiana, Texaco, Commercial
             Paper, 1.050%, 07/09/03..........................   39,000,000
 10,500,000 Texas State, Public Finance Authority, Commercial
             Paper, Series B, 1.050%, 04/10/03................   10,500,000
 71,190,000 Texas State, Tax & Revenue Anticipation
             Notes, 2.750%, 08/29/03..........................   71,570,646
 10,600,000 +University of Michigan, Board of Regents,
             Revenue Bonds, 1.100%, 04/01/32..................   10,600,000
 19,100,000 +University of Minnesota, Board of Regents,
             Revenue Bonds, Series A, 1.200%, 01/01/34........   19,100,000
 12,400,000 +University of Pittsburgh, Commonwealth of Higher
             Education, University Capital Project, Revenue
             Bonds, Series A, 1.100%, 09/15/29................   12,400,000
 21,000,000 University of Texas, Commercial Paper, 1.100%,
             08/13/03.........................................   21,000,000
 15,000,000 University of Texas, Commercial Paper, Series
             A, 1.050%, 05/21/03..............................   15,000,000
  6,100,000 +Virginia State, Commonwealth Transportation
             Board, Revenue Bonds, Series
             727, 1.210%, 05/15/19............................    6,100,000

 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$ 4,420,000 +Whiting, Indiana, Pollution Control, Amoco
             Project, Revenue Bonds, 1.200%, 08/15/04......... $    4,412,353
 14,600,000 +Wilmington, North Carolina, General Obligation
             Bonds, 1.150%, 06/01/15..........................     14,600,000
 13,980,000 +Winston-Salem, North Carolina, Water & Sewer
             Systems Authority, Revenue Bonds, Series
             C, 1.150%, 06/01/28..............................     13,980,000
            Wisconsin State, Transportation Authority,
             Commercial Paper,
 30,820,000  1.050%, 04/03/03.................................     30,820,000
 25,000,000  1.050%, 04/04/03.................................     25,000,000
  3,100,000  1.000%, 04/11/03.................................      3,100,000

                                                               --------------
            TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost
             $1,878,217,109)..................................  1,878,217,109

                                                               --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
LETTERS OF CREDIT -- 17.38%
            ABN AMRO BANK N.V.
 19,300,000 +Illinois State, Development Finance Authority,
             Commonwealth Edison Company Project, Revenue
             Bonds, Series B, 1.100%, 10/15/14................     19,300,000
            BANK OF AMERICA
 22,000,000 +Des Moines, Iowa, Hospital Facilities Authority,
             Methodist Medical Center Project, Revenue Bonds,
             1.200%, 08/01/15.................................     22,000,000
 20,000,000 +Washington State, Public Power, Revenue Bonds,
             Series A1-2, 1.100%, 07/01/17....................     20,000,000
            BANK ONE LOUISIANA
 16,400,000 +Louisiana State, Offshore Terminal Authority,
             Deepwater Port Project, Series 1999, 1.200%,
             10/01/19.........................................     16,400,000
 17,570,000 +Louisiana State, Offshore Terminal Authority,
             Deepwater Port Project, Series A, 1.150%,
             09/01/08.........................................     17,570,000
            BANK ONE N.A.
  6,850,000 +Chicago, Illinois, Water Authority, Revenue
             Bonds, 1.150%, 11/01/30..........................      6,850,000
  9,000,000 +Illinois State, Development Financial Authority,
             Museum Contemporary Art Project, 1.200%, 02/01/29      9,000,000
            BAYERISCHE HYPO-UND VEREINSBANK
 59,500,000 +Clark County, Nevada, Airport Improvement
             Project, Revenue Bonds, Series A,
             (MBIA), 1.250%, 07/01/12.........................     59,500,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2003
Tax-Exempt Money Fund -- (continued)


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
LETTERS OF CREDIT -- (continued)
            BNP PARIBAS
$29,700,000 +Baltimore, Maryland, Port Facilities Authority,
             Revenue Bonds, 1.050%, 10/14/11.................. $ 29,700,000
            COMMERZBANK A.G.
 19,930,000 +Connecticut State, Special Tax Obligation,
             Second Lien--Transportation Infrastructure,
             Revenue Bonds, 1.550%, 12/01/10..................   19,930,000
 29,000,000 +New York State, Housing Finance Agency Services,
             Revenue Bonds, Series A, 1.550%, 03/15/28........   29,000,000
            FIRST UNION NATIONAL BANK
 15,200,000 +Virginia State, Capital Region Airport Community
             Authority, Revenue Bonds, Series
             B, 1.150%, 06/01/29..............................   15,200,000
            JP MORGAN CHASE
  5,200,000 +New York City, New York, General Obligation
             Bonds, Series C, 1.200%, 10/01/23................    5,200,000
            LANDESBANK HESSEN
 37,600,000 +King County, Washington, Water & Sewage, Revenue
             Bonds, Series A, 1.150%, 01/01/32................   37,600,000
 13,500,000 +Northampton County, Pennsylvania, Higher
             Education Authority, Lafayette College Project,
             Revenue Bonds, Series A, 1.150%, 11/01/28........   13,500,000
            LASALLE NATIONAL BANK
 10,900,000 +Flint, Michigan, Hospital Building Authority,
             Hurley Medical Center Project, Revenue Bonds,
             Series B, 1.150%, 07/01/15.......................   10,900,000
            MORGAN GUARANTY TRUST
  7,000,000 +Kenton County, Kentucky, Industrial Building
             Authority, Redken Labs Incorporated Project,
             Revenue Bonds, 1.100%, 12/01/14..................    7,000,000
            NORTHERN TRUST COMPANY
 14,800,000 +Illinois State, Health Facilities Authority,
             Ingalls Memorial Hospital Project, Revenue
             Bonds, Series 85-B, 1.150%, 01/01/16.............   14,800,000
 11,600,000 +Illinois State, Health Facilities Authority,
             Ingalls Memorial Hospital Project, Revenue
             Bonds, Series C, 1.150%, 01/01/16................   11,600,000
 14,500,000 +Illinois State, Health Facilities Authority,
             Revenue Bonds, Series A, 1.150%, 10/01/10........   14,500,000

 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    ---------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
LETTERS OF CREDIT -- (continued)
            PNC BANK N.A.
$10,000,000 +Pennsylvania State, Higher Educational
             Facilities Authority, Association of Independent
             Colleges Project, Series E-3, 1.150%, 11/01/14... $    10,000,000
            WELLS FARGO BANK N.A.
  6,900,000 +Garden City, Kansas, Industrial Development
             Authority, Inland Container Project, Revenue
             Bonds, 1.100%, 01/01/08..........................       6,900,000

                                                               ---------------
            TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES --
             BACKED BY LETTERS OF CREDIT (Cost $396,450,000)..     396,450,000

                                                               ---------------
  Shares
-----------
OTHER SHORT-TERM INVESTMENTS -- 0.12%
          1 Dreyfus Tax Exempt Fund...........................               1
  2,831,312 Provident Tax-Exempt Municipal Fund...............       2,831,312

                                                               ---------------
            TOTAL OTHER SHORT-TERM INVESTMENTS (Cost
             $2,831,313)......................................       2,831,313

                                                               ---------------

TOTAL INVESTMENTS (Cost $2,277,498,422*)..........  99.83% $2,277,498,422
OTHER ASSETS & LIABILITIES (NET)..................   0.17       3,764,228
                                                   ------  --------------
NET ASSETS........................................ 100.00% $2,281,262,650
                                                   ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC --American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
FSA  --Financial Security Assurance
MBIA --Municipal Bond Insurance Association

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At March 31, 2003, approximately, 17% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At March 31, 2003, approximately, 12% of the net assets are invested in Michigan municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2003
New York Tax-Exempt Money Fund


 Principal                                                            Value
  Amount                                                             (Note 1)
------------                                                       -------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 88.43%
$  9,100,000    +Erie County, New York, Water Authority Revenue
                 Bonds, Series A, (AMBAC), 1.100%, 12/01/16....... $   9,100,000
                Guam, Power Authority, Commercial Paper,
   3,600,000     0.950%, 04/10/03.................................     3,600,000
   4,600,000     0.950%, 07/10/03.................................     4,600,000
  16,300,000    +Long Island Power Authority, New York,
                 Electrical Systems, Revenue Bonds Sub-Series
                 7-B, (MBIA), 1.100%, 04/01/25....................    16,300,000
  29,600,000    Mass Transit Authority, New York, Commercial
                 Paper, Series 1-12, 1.050%, 04/04/03.............    29,600,000
  23,600,000    Mass Transit Authority, New York, Commercial
                 Paper, Series A, 1.050%, 10/06/03................    23,600,000
  12,075,000    +Nassau County, New York, Financial Authority,
                 Sales Tax, Revenue Bonds, Series B,
                 (FSA), 1.100%, 11/15/22..........................    12,075,000
   6,000,000    Nassau County, New York, Interim Financial
                 Authority, Revenue Notes, Series
                 B-1, 2.250%, 05/22/03............................     6,009,915
   7,400,000    New York City, New York, Commercial
                 Paper, 1.050%, 07/17/03..........................     7,400,000
   8,100,000    +New York City, New York, Multi-Family Housing
                 Development Corporation Authority, Parkgate
                 Development Project, Series A, (FNMA),
                 1.100%, 10/15/28.................................     8,100,000
   5,000,000    New York City, New York, Municipal Water
                 Financing Authority, Commercial Paper, Series 6,
                 1.050%, 07/17/03.................................     5,000,000
  10,000,000    New York City, New York, Transitional Finance
                 Authority, Bond Anticipation
                 Notes, 2.500%, 11/06/03..........................    10,054,329
  12,935,000    +New York City, New York, Transitional Finance
                 Authority, Revenue Bonds,
                 (MBIA), 1.180%, 05/01/15.........................    12,935,000
  11,245,000    +New York City, New York, Transitional Finance
                 Authority, Revenue Bonds, Series 283, 1.180%,
                 11/15/18.........................................    11,245,000
   4,995,000    +New York City, New York, Transitional Finance
                 Authority, Revenue Bonds, Series 307, (AMBAC),
                 1.200%, 08/01/19.................................     4,995,000
   7,360,000    +New York City, New York, Transitional Finance
                 Authority, Revenue Bonds, Series
                 319, 1.180%, 11/01/17............................     7,360,000

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
            New York State, Commercial Paper,
$ 6,400,000  1.050%, 09/05/03................................. $ 6,400,000
 10,000,000  1.050%, 11/10/03.................................  10,000,000
 16,325,000 New York State, Dormitory Authority, Columbia
             University, Commercial Paper, 1.000%, 04/08/03...  16,325,000
            New York State, Dormitory Authority, Commercial
             Paper,
  2,500,000  1.000%, 04/10/03.................................   2,500,000
 24,400,000  0.950%, 04/10/03.................................  24,400,000
            New York State, Dormitory Authority, Cornell
             University, Commercial Paper,
  5,000,000  1.100%, 05/08/03.................................   5,000,000
 14,000,000  1.050%, 08/13/03.................................  14,000,000
  6,000,000 +New York State, Dormitory Authority, Cornell
             University, Revenue Bonds, Series A, 1.100%,
             07/01/29.........................................   6,000,000
  5,000,000 +New York State, Dormitory Authority, Public
             Library Project, Revenue Bonds, Series A,
             (MBIA), 1.100%, 07/01/28.........................   5,000,000
  9,000,000 +New York State, Environmental Facilities
             Authority, Revenue Bonds, Series 731, 1.180%,
             06/15/22.........................................   9,000,000
  1,395,000 +New York State, Metropolitan Transportation
             Authority, Revenue Bonds, Series 275, (FGIC),
             1.200%, 11/15/19.................................   1,395,000
 10,000,000 +New York State, Metropolitan Transportation
             Authority, Revenue Bonds, Series B, (FSA),
             1.100%, 11/01/22.................................  10,000,000
  5,000,000 +New York State, Metropolitan Transportation
             Authority, Revenue Bonds, Series D-1, (FSA),
             1.150%, 11/01/29.................................   5,000,000
 10,000,000 +New York State, Metropolitan Transportation
             Authority, Revenue Bonds, Series D-2, (FSA),
             1.150%, 11/01/32.................................  10,000,000
            New York State, Power Authority, Commercial Paper,
  5,000,000  1.050%, 05/08/03.................................   5,000,000
  5,000,000  1.020%, 06/11/03.................................   5,000,000
 11,300,000 +New York State, Power Authority, Revenue Bonds,
             Series 3, 1.100%, 11/15/11.......................  11,300,000
 20,740,000 New York State, Thruway Authority Service
             Contract, Local Highway & Bridge Project,
             Revenue Bonds, 2.500%, 04/01/03..................  20,740,000
 10,000,000 New York State, Township Authority, Commercial
             Paper, 1.050%, 04/08/03..........................  10,000,000
 21,100,000 +New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series B,
             (AMBAC), 1.150%, 01/01/32........................  21,100,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2003
New York Tax-Exempt Money Fund -- (continued)


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$10,000,000 +New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series C,
             (FSA), 1.150%, 01/01/31.......................... $ 10,000,000
 10,000,000 +Niagara Falls, New York, Bridge Community Toll
             Authority, Series A, (FGIC), 1.100%, 10/01/19....   10,000,000
 10,300,000 Port Authority of New York & New Jersey, Revenue
             Bonds, Series UU, 2.000%, 10/15/03...............   10,353,787
 20,000,000 Puerto Rico, Commercial Paper, 0.950%, 04/09/03...   20,000,000
 19,000,000 Puerto Rico, Tax & Revenue Anticipation Notes,
             2.500%, 07/30/03.................................   19,088,296
 23,800,000 +Suffolk County, New York, Bond Anticipation
             Notes, 1.150%, 05/01/05..........................   23,800,000
  5,100,000 Suffolk County, New York, Tax Anticipation Notes,
             1.500%, 08/14/03.................................    5,108,433
            +Suffolk County, New York, Water Authority,
             Bond Anticipation Notes,
  7,000,000  1.150%, 06/01/06.................................    7,000,000
  9,600,000  1.150%, 01/01/08.................................    9,600,000

                                                               ------------
            TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost
             $485,084,760)....................................  485,084,760

                                                               ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES --
BACKED BY LETTERS OF CREDIT -- 11.30%
            BANK OF NEW YORK
  1,500,000 +New York City, New York, General Obligation
             Bonds, Sub-Series C-5, 1.150%, 08/01/20..........    1,500,000
  4,400,000 +Yonkers, New York, Industrial Development
             Agency, Civic Facility Revenue Bonds, Consumers
             Union Facility, 1.150%, 07/01/19.................    4,400,000
            BAYERISCHE VEREINSBANK
  6,100,000 +Long Island Power Authority, New York,
             Electrical Systems Revenue Bonds, Series 1A,
             1.550%, 05/01/33.................................    6,100,000
            CHASE MANHATTAN BANK
  4,900,000 +New York City, New York, Trust for Cultural
             Preservation, Asia Society Project, Revenue
             Bonds, 1.100%, 04/01/30..........................    4,900,000
            COMMERZBANK A.G.
 10,000,000 +New York State, Housing Finance Agency Service
             Contract Obligation, Revenue Bonds, Series A,
             1.550%, 03/15/27.................................   10,000,000
 10,000,000 +New York State, Housing Finance Agency Services,
             Revenue Bonds, Series A, 1.550%, 03/15/28........   10,000,000
            MANUFACTURERS & TRADERS
  8,800,000 +New York City, Industrial Development Agency,
             Civic Facility Revenue Bonds, Jewish Community
             Center Project, 1.200%, 03/01/30.................    8,800,000

 Principal                                                         Value
  Amount                                                          (Note 1)
------------                                                    -------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES --
BACKED BY LETTERS OF CREDIT -- (continued)
             TORONTO DOMINION BANK
$  6,300,000 +New York State, Local Government Assistance
              Agency, Revenue Bonds, Series F, 1.100%, 04/01/25 $   6,300,000
             WESTDEUTSCHE LANDESBANK
  10,000,000 +New York State, Local Government Assistance
              Corp., Revenue Bonds, Series E, 1.100%, 04/01/23.    10,000,000

                                                                -------------
             TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES --
              BACKED BY LETTERS OF CREDIT (Cost $62,000,000)       62,000,000

                                                                -------------
  Shares
------------
OTHER SHORT-TERM INVESTMENT -- 0.12%
     647,438 Provident Institutional New York Money Market
              Fund (Cost $647,438).............................       647,438

                                                                -------------

TOTAL INVESTMENTS (Cost $547,732,198*)............  99.85% $547,732,198
OTHER ASSETS & LIABILITIES (NET)..................   0.15       841,904
                                                   ------  ------------
NET ASSETS........................................ 100.00% $548,574,102
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
FNMA --Federal National Mortgage Association
FSA  --Financial Security Assurance
MBIA --Municipal Bond Insurance Association

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At March 31, 2003, approximately, 11% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At March 31, 2003, approximately, 91% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

                                EXCELSIOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1.  Significant Accounting Policies

   Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") and collectively with Excelsior Fund, (the "Funds") were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

   Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in seventeen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Government Money Fund, Treasury Money Fund, portfolios of Excelsior Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Funds in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The Money Fund offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of the Funds are presented separately.

   With regard to the Portfolios, it is the Funds' policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of the Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolios will not vary.

   (a) Portfolio valuation:

      Securities are valued at amortized cost, which has been determined by each Fund's Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

   (b) Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including, where applicable, amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

   (c) Repurchase agreements:

      Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior

   Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

      If the value of the underlying securities falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

   (d) Dividends and distributions to shareholders:

      Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

   (e) Expense Allocation:

      Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares are charged to such a class. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions

   United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.25% of the average daily net assets of the Money Fund, the Government Money Fund and the Tax-Exempt Money Fund, 0.30% of the average daily net assets of the Treasury Money Fund, and 0.50% of the average daily net assets of the New York Tax-Exempt Money Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   U.S. Trust Company, SEI Investments Global Funds Services (formerly, SEI Investments Mutual Funds Services) and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to the Funds. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Until further notice to the Funds, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Portfolio. For the year ended March 31, 2003, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

                   Money Fund.................... $2,154,729
                   Government Money Fund.........    403,443
                   Treasury Money Fund...........    427,052
                   Tax-Exempt Money Fund.........  1,776,586
                   New York Tax-Exempt Money Fund    441,211

   From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. For the year ended March 31, 2003, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

                      Money Fund -- Shares.......... 0.50%
                      Government Money Fund......... 0.50%
                      Treasury Money Fund........... 0.55%
                      Tax-Exempt Money Fund......... 0.50%
                      New York Tax-Exempt Money Fund 0.60%

   With regard to the Institutional Shares of Money Fund, for the year ended March 31, 2003, and until further notice, U.S. Trust contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

   For the year ended March 31, 2003, pursuant to the above, investment advisory fees waived by U.S. Trust were as follows:

                         Government Money Fund $ 39,110
                         Treasury Money Fund..   15,458
                         Tax-Exempt Money Fund  485,974

   The Funds have also entered into shareholder servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization a shareholder servicing fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests, transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares, and providing periodic statements.

   Shareholder servicing fees paid to affiliates of U.S. Trust amounted to $4,192,476, for the year ended March 31, 2003. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each single class Portfolio in an amount equal to the shareholder servicing fees paid to subsidiaries of U.S. Trust Corporation. With regard to multi-class Portfolios, U.S. Trust receives shareholder servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides shareholder servicing. For the year ended March 31, 2003, U.S. Trust waived investment advisory and administration fees in amounts equal to the shareholder servicing fees for the Portfolios as follows:

                   Money Fund.................... $1,352,873
                   Government Money Fund.........    254,378
                   Treasury Money Fund...........    187,592
                   Tax-Exempt Money Fund.........  2,382,406
                   New York Tax-Exempt Money Fund     15,227

   Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of the Funds. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

   Boston Financial Data Services, Inc. ("BFDS") serves as transfer agent to the Portfolios.

   Each Independent Director of the Funds receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee.

3.  Federal Taxes

   It is the policy of the Funds that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses"). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following reclassifications have been made to/from the following accounts:

                                     Undistributed  Accumulated
                                     Net Investment Net Realized Paid-In
                                         Income     Gain (Loss)  Capital
                                     -------------- ------------ -------
      Government Money Fund.........         --       $ 9,583    $(9,583)
      Treasury Money Fund...........     $2,585        (2,585)        --
      Tax-Exempt Money Fund.........      6,110        (6,110)        --
      New York Tax-Exempt Money Fund      4,380        (4,380)        --

   The tax character of dividends and distributions paid during the years ended March 31, 2002 and March 31, 2003 were as follows:

                                                         Long-Term
                                  Ordinary   Tax-Exempt   Capital
                                   Income      Income      Gains      Total
                                 ----------- ----------- --------- -----------
  Money Fund
     2002....................... $58,756,150          --       --  $58,756,150
     2003.......................  31,970,964          --       --   31,970,964
  Government Money Fund
     2002.......................  31,248,835          --       --   31,248,835
     2003.......................   8,291,220          --       --    8,291,220
  Treasury Money Fund
     2002.......................  14,632,204          --       --   14,632,204
     2003.......................   6,364,693          --       --    6,364,693
  Tax-Exempt Money Fund
     2002.......................       4,845 $45,988,247 $279,359   46,272,451
     2003.......................      16,257  23,449,842   24,155   23,490,254
  New York Tax-Exempt Money Fund
     2002.......................      12,564  11,743,924       --   11,756,488
     2003.......................       4,787   5,184,192   23,128    5,212,107

   As of March 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                          Long-Term                 Other
                                     Ordinary  Tax-Exempt  Capital  Capital Loss  Temporary
                                      Income     Income     Gains   Carryforward  Difference    Total
                                    ---------- ---------- --------- ------------ -----------  --------
Money Fund......................... $2,158,220         --       --    $(27,148)  $(2,158,220) $(27,148)
Government Money Fund..............    504,315         --       --     (29,321)     (504,315)  (29,321)
Treasury Money Fund................    349,304         --       --          --      (345,981)    3,323
Tax-Exempt Money Fund..............     31,316 $1,520,489 $279,677          --    (1,520,560)  310,922
New York Tax-Exempt Money Fund.....        424    396,130   11,642          --      (396,554)   11,642

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2003, the following Portfolios had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                                      Government
                                               Money    Money
                                               Fund      Fund
                                              ------- ----------
Expiration Date March 31:
   2004...................................... $ 3,436  $ 1,189
   2005......................................  12,049       --
   2006......................................      --    5,931
   2007......................................      --    3,297
   2008......................................      --   18,904
   2011......................................  11,663       --
                                              -------  -------
Total........................................ $27,148  $29,321
                                              =======  =======

   During the year ended March 31, 2003, the Government Money Fund and New York Tax-Exempt Money Fund utilized capital loss carryforwards totaling $3,168 and $14,839, respectively, to offset realized capital gains.

4.  Capital Transactions:

   Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
30.875 billion of which is currently classified to represent interests in certain classes of shares. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 4 billion shares each of Money Fund and Government Money Fund, 2.5 billion shares of Treasury Money Fund, 2 billion shares of New York Tax-Exempt Money Fund and
5.5 billion shares for Tax-Exempt Money Fund.

   Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of each Fund's Board of Directors. Since the Portfolios have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                     Money Fund
                                          --------------------------------
                                             Year Ended       Year Ended
                                              03/31/03         03/31/02
                                          ---------------  ---------------
     Sold:
        Shares........................... $ 5,589,273,181  $ 5,978,992,341
        Institutional Shares.............   3,536,340,479    1,985,283,879
     Issued as reinvestment of dividends:
        Shares...........................       1,812,339        5,102,207
        Institutional Shares.............       4,944,129        1,185,780
     Redeemed:
        Shares...........................  (5,605,547,555)  (6,072,804,768)
        Institutional Shares.............  (3,303,057,021)  (1,959,235,302)
                                          ---------------  ---------------
     Net Increase (Decrease)............. $   223,765,552  $   (61,475,863)
                                          ===============  ===============

                                                Government Money Fund
                                          --------------------------------
                                             Year Ended       Year Ended
                                              03/31/03         03/31/02
                                          ---------------  ---------------
     Sold................................ $ 3,904,759,634  $ 5,301,502,102
     Issued as reinvestment of dividends.         744,985        2,412,294
     Redeemed............................  (4,106,605,322)  (5,980,916,365)
                                          ---------------  ---------------
     Net (Decrease)...................... $  (201,100,703) $  (677,001,969)
                                          ===============  ===============

                                                 Treasury Money Fund
                                          --------------------------------
                                             Year Ended       Year Ended
                                              03/31/03         03/31/02
                                          ---------------  ---------------
     Sold................................ $ 2,645,547,298  $ 2,980,681,648
     Issued as reinvestment of dividends.       1,846,537        5,627,347
     Redeemed............................  (2,679,648,517)  (2,997,960,988)
                                          ---------------  ---------------
     Net (Decrease)...................... $   (32,254,682) $   (11,651,993)
                                          ===============  ===============

                                                Tax-Exempt Money Fund
                                          --------------------------------
                                             Year Ended       Year Ended
                                              03/31/03         03/31/02
                                          ---------------  ---------------
     Sold................................ $ 7,097,135,009  $ 7,970,804,208
     Issued as reinvestment of dividends.         801,978        1,835,002
     Redeemed............................  (7,339,512,073)  (8,067,547,911)
                                          ---------------  ---------------
     Net (Decrease)...................... $  (241,575,086) $   (94,908,701)
                                          ===============  ===============


                                          New York Tax-Exempt Money Fund
                                         --------------------------------
                                            Year Ended       Year Ended
                                             03/31/03         03/31/02
                                         ---------------  ---------------
     Sold............................... $ 1,902,878,709  $ 1,990,186,152
     Issued as reinvestment of dividends         832,736        2,117,412
     Redeemed...........................  (2,051,333,703)  (1,978,575,946)
                                         ---------------  ---------------
     Net Increase (Decrease)............ $  (147,622,258) $    13,727,618
                                         ===============  ===============

5.  Line of Credit:

   The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the year ended March 31, 2003, the Portfolios had no borrowings under the agreement.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Money, Government Money, Treasury Money, Tax-Exempt Money, and New York Tax-Exempt Money Funds (three of the portfolios constituting the Excelsior Funds, Inc. and two of the portfolios constituting the Excelsior Tax-Exempt Funds, Inc.) (collectively, the "Funds") as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money, Government Money, Treasury Money, Tax-Exempt Money and New York Tax-Exempt Money Funds at March 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                           [LOGO] Ernst & Young LLP
Boston, Massachusetts
May 16, 2003

  Directors/Trustees and Officers of the Excelsior Funds Complex (Unaudited)

   Information pertaining to the directors/trustees and officers of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (each a "Company" and collectively, the "Excelsior Funds Complex") is set forth below.
Directors/Trustees who are not deemed to be "interested persons" of the Excelsior Funds Complex as defined in the 1940 Act are referred to as "Independent Board Members." Directors/trustees who are deemed to be "interested persons" of the Excelsior Funds Complex are referred to as "Interested Board Members." Currently, the Excelsior Funds Complex does not have any Interested Board Members.

                                                                                        Number of
                                                                                      Portfolios in
                                                                                        Excelsior
                                    Term of                                               Funds
                                   Office and                                            Complex        Other
                     Position(s)   Length of                                           Overseen by  Directorships
  Name, Address,    Held with each    Time            Principal Occupation(s)             Board     Held by Board
      Age(1)           Company     Served(2)            During Past 5 Years             Member(3)     Member(4)
------------------- -------------- ---------- --------------------------------------- ------------- -------------
INDEPENDENT BOARD MEMBERS
Frederick S. Wonham  Director/     Since 1997 Retired; Chairman of the Board (since        31           None
 Age: 71             Trustee,                 1997) and President, Treasurer and
                     Chairman of              Director (since 1995) of Excelsior Fund
                     the Board                and Excelsior Tax-Exempt Fund;
                                              Chairman of the Boards (since 1997),
                                              President, Treasurer and Trustee (since
                                              1995) of Excelsior Funds Trust; Vice
                                              Chairman of U.S. Trust Corporation
                                              and U.S. Trust New York (from
                                              February 1990 until September 1995);
                                              and Chairman, U.S. Trust Company
                                              (from March 1993 to May 1997).

Rodman L. Drake      Director/     Since 1994 Director of Excelsior Fund and               31           None
 Age: 60             Trustee                  Excelsior Tax-Exempt Fund (since
                                              1996); Trustee of Excelsior Funds Trust
                                              (since 1994); Director, Parsons
                                              Brinkerhoff, Inc. (engineering firm)
                                              (since 1995); President, Continuation
                                              Investments Group, Inc. (since 1997);
                                              President, Mandrake Group
                                              (investment and consulting firm)
                                              (1994-1997); Chairman, MetroCashcard
                                              International Inc. (since 1999);
                                              Director, Hotelivision, Inc. (since
                                              1999); Director, Alliance Group
                                              Services, Inc. (since 1998); Director,
                                              Clean Fuels Technology Corp. (since
                                              1998); Director, Absolute Quality Inc.
                                              (since 2000); Director, Hyperion Total
                                              Return Fund, Inc. and three other
                                              funds for which Hyperion Capital
                                              Management, Inc. serves as investment
                                              adviser (since 1991); Director, The
                                              Latin America Smaller Companies
                                              Fund, Inc. (from 1993 to 1998).

        Directors/Trustees and Officers of the Excelsior Funds Complex
                            (Unaudited)(Continued)

                                                                                         Number of
                                                                                       Portfolios in
                                                                                         Excelsior
                                   Term of                                                 Funds
                                  Office and                                              Complex        Other
                    Position(s)   Length of                                             Overseen by  Directorships
  Name, Address,   Held with each    Time             Principal Occupation(s)              Board     Held by Board
      Age(1)          Company     Served(2)             During Past 5 Years              Member(3)     Member(4)
------------------ -------------- ---------- ----------------------------------------- ------------- -------------
Ralph E. Gomory(5)   Director/    September  Director of Excelsior Fund and                 31           None
  Age: 73            Trustee      2001-      Excelsior Tax-Exempt Fund and
                                  February   Trustee of Excelsior Funds Trust (since
                                  2003       September 2001); President, Alfred P.
                                             Sloan Foundation (since 1989);
                                             Director, Ashland, Inc. (refining,
                                             distribution, road construction) (since
                                             1989); Director, Lexmark International,
                                             Inc. (printer manufacturing) (since
                                             1991); Director, Washington Post
                                             Company (media) (since 1989);
                                             Director, Polaroid Company (cameras
                                             and film) (since 1993).

Mel Hall             Director/    Since 2000 Director of Excelsior Fund and                 31           None
 Age: 58             Trustee                 Excelsior Tax-Exempt Fund (since July
                                             2000); Trustee of Excelsior Funds Trust
                                             (since July 2000); Chief Executive
                                             Officer, Comprehensive Health
                                             Services, Inc. (health care management
                                             and administration).

Roger M. Lynch       Director/    Since 2001 Retired; Director of Excelsior Fund and        31           None
 Age: 62             Trustee                 Excelsior Tax-Exempt Fund and
                                             Trustee of Excelsior Funds Trust (since
                                             September 2001); Chairman of the
                                             Board of Trustees of Fairfield University
                                             (since 1996); Director, SLD
                                             Commodities, Inc. (importer of nuts)
                                             (since 1991); President, Corporate
                                             Asset Funding Co., Inc. (asset
                                             securitization) (from 1987 to 1999);
                                             General Partner (from 1980 to 1986)
                                             and Limited Partner (from 1986 to
                                             1999), Goldman Sachs & Co.;
                                             Chairman, Goldman Sachs Money
                                             Markets, Inc. (from 1982 to 1986).

Jonathan Piel        Director/    Since 1994 Director, Excelsior Funds, Inc. and            31           None
 Age: 64             Trustee                 Excelsior Tax-Exempt Funds, Inc.
                                             (since 1996); Trustee, Excelsior Funds
                                             Trust (since 1994); Director, Group for
                                             the South Fork, Bridgehampton, NY
                                             (since 1993); and Master of
                                             Professional Studies, Interactive
                                             Telecommunication Program, Tisch
                                             School of the Arts, New York University.
                                             Retired in 1994 as The Editor, Scientific
                                             American and Vice President, Scientific
                                             American, Inc.

  Directors/Trustees and Officers of the Excelsior Funds Complex (Unaudited)
                                  (Continued)

                                                                                           Number of
                                                                                         Portfolios in
                                                                                           Excelsior
                                       Term of                                               Funds
                                      Office and                                            Complex        Other
                       Position(s)    Length of                                           Overseen by  Directorships
   Name, Address,     Held with each     Time            Principal Occupation(s)             Board     Held by Board
       Age(1)            Company      Served(2)            During Past 5 Years             Member(3)     Member(4)
--------------------- --------------- ---------- --------------------------------------- ------------- -------------

OFFICERS
James L. Bailey       President         Since    Executive Vice President of U.S. Trust       N/A           N/A
 114 West 47th Street                  May 2003  Corporation and U.S. Trust New York
 New York, NY 10036                              (since January 2003); President,
 Age: 57                                         Excelsior Fund, Excelsior Tax-Exempt
                                                 Fund and Excelsior Funds Trust (since
                                                 May 2003); Consultant in the financial
                                                 services industry (from August 2000 to
                                                 January 2003); Executive Vice President
                                                 of Citicorp (1992 to August 2000).

Brian Schmidt         Vice President, Since 2001 Senior Vice President, U.S. Trust            N/A           N/A
 225 High Ridge Road  Chief Financial            Company (since 1998); Vice President,
 Stamford, CT 06905   Officer and                U.S. Trust Company (from 1996-1998);
 Age: 44              Treasurer                  Vice President, Chief Financial Officer
                                                 and Treasurer, Excelsior Fund,
                                                 Excelsior Tax-Exempt Fund and
                                                 Excelsior Funds Trust (since February
                                                 2001); Chief Financial Officer,
                                                 Excelsior Venture Investors III, LLC
                                                 and Excelsior Venture Partners III,
                                                 LLC (since 2001); Chief Financial
                                                 Officer, Excelsior Private Equity Fund
                                                 II, Inc. (since 1997) and UST Private
                                                 Equity Fund, Inc. (since 1995).

Frank Bruno           Vice President  Since 2001 Vice President, U.S. Trust Company           N/A           N/A
 225 High Ridge Road  and Assistant              (since 1994); Vice President and
 Stamford, CT 06905   Treasurer                  Assistant Treasurer, Excelsior Fund,
 Age: 43                                         Excelsior Tax-Exempt Fund and
                                                 Excelsior Funds Trust (since February
                                                 2001); Treasurer, Excelsior Venture
                                                 Investors III, LLC and Excelsior
                                                 Venture Partners III, LLC (since 2001),
                                                 Excelsior Private Equity Fund II, Inc.
                                                 (since 1997) and UST Private Equity
                                                 Fund, Inc. (since 1995).

Joseph Leung          Vice President    Since    Vice President, U.S. Trust Company           N/A           N/A
 225 High Ridge Road  and Assistant    May 2003  (since March 2003); Vice President and
 Stamford, CT 06905   Treasurer                  Assistant Treasurer, Excelsior Fund,
 Age: 37                                         Excelsior Tax-Exempt Fund and
                                                 Excelsior Funds Trust (since May
                                                 2003); Vice President of Merrill Lynch
                                                 & Co. (from 2000 to 2002); Treasurer,
                                                 Vice President and Chief Accounting
                                                 Officer of Midas Funds, Bexil Fund,
                                                 Tuxis Fund, Global Income Fund and
                                                 Winmill & Co. Incorporated (from
                                                 1995 to 2000).

  Directors/Trustees and Officers of the Excelsior Funds Complex (Unaudited)
                                  (Continued)

                                                                                             Number of
                                                                                           Portfolios in
                                                                                             Excelsior
                                         Term of                                               Funds
                                        Office and                                            Complex        Other
                          Position(s)   Length of                                           Overseen by  Directorships
     Name, Address,      Held with each    Time            Principal Occupation(s)             Board     Held by Board
         Age(1)             Company     Served(2)            During Past 5 Years             Member(3)     Member(4)
------------------------ -------------- ---------- --------------------------------------- ------------- -------------

Alison Baur                Secretary      Since    Vice President, Charles Schwab & Co.,        N/A           N/A
 101 Montgomery Street                   May 2003  Inc. (since 1999); Secretary, Excelsior
 San Francisco, CA 94104                           Fund, Excelsior Tax-Exempt Fund and
 Age: 39                                           Excelsior Funds Trust (since May
                                                   2003); Associate General Counsel,
                                                   Grantham, Mayo, Van Otterloo & Co.
                                                   LLC (1997-1999).

Lee Wilcox                 Assistant    Since June Employed by SEI Investments since            N/A           N/A
 530 E. Swedesford Road    Treasurer       2002    June 2002. Director of Fund
 Wayne, PA 19087                                   Accounting, SEI Investments since
 Age: 44                                           June 2002. Senior Operations Manager
                                                   of Deutsche Bank Global Fund Services
                                                   (2000-2002), PricewaterhouseCoopers
                                                   LLP (1995-2000), United States Army
                                                   (1982-1992).

Timothy D. Barto           Assistant    Since 2001 Employed by SEI Investments since            N/A           N/A
 One Freedom               Treasurer               October 1999. Vice President and
 Valley Drive                                      Assistant Secretary of SEI Investments
 Oaks, PA 19456                                    since December 1999. Associate at
 Age: 35                                           Dechert, Price & Rhoads (1997-1999).
                                                   Associate at Richter, Miller & Finn
                                                   (1993-1997).

--------
(1)Each director/trustee may be contacted by writing to Excelsior Funds, One Freedom Valley Drive, Oaks, PA 19456.
(2)Each director/trustee shall hold office until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed. The president, treasurer and secretary of each Company shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns is removed, or becomes disqualified in accordance with each Company's by-laws.
(3)The Excelsior Funds Complex consists of all registered investment companies (Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust) for which U.S. Trust serves as investment adviser. As of March 31, 2003, the Excelsior Funds Complex consisted of 31 Funds.
(4)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(5 During February 2003, Mr. Gomory retired from the Board of
   Directors/Trustees of the Excelsior Funds Complex.

For more information regarding the Directors/Trustees and Officers, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-446-1012.

                     Federal Tax Information: (Unaudited)

   For the year ended March 31, 2003, the designation of long-term capital gain and the percentage of income earned from direct treasury obligations were as follows:

                                                 20%
                                              Long-Term   Interest
                                            Capital Gains  Earned
                                            ------------- --------
             Money Fund....................         --      9.08%
             Government Money Fund.........         --     27.86%
             Treasury Money Fund...........         --     92.45%
             Tax-Exempt Money Fund.........    $24,155       --
             New York Tax-Exempt Money Fund     27,508       --

   For the year ended March 31, 2003, the percentage of exempt interest dividends paid was approximated as follows:

                     Tax-Exempt Money Fund......... 99.83%
                     New York Tax-Exempt Money Fund 99.39%

--------------------------------------------------------------------------------


                                                                     AR-MM-0303